Investment Portfolio	as of January 31, 2021 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 55.9%
Communication Services 5.4%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	100,700	2,883,041
BCE, Inc.	45,122	1,913,914
Deutsche Telekom AG (Registered)	77,925	1,388,332
Elisa Oyj	17,716	1,054,867
Koninklijke KPN NV	299,720	938,331
Nippon Telegraph & Telephone Corp.	56,300	1,405,601
Orange SA	75,332	884,828
Swisscom AG (Registered)	1,689	918,575
Telecom Italia SpA (RSP)	1,916,738	907,515
Telenor ASA	72,866	1,208,964
Telia Co. AB	272,650	1,195,868
Telstra Corp. Ltd.	401,332	954,467
TELUS Corp.	46,463	958,873
Verizon Communications, Inc.	36,533	2,000,182
		18,613,358
Entertainment 0.6%
Activision Blizzard, Inc.	6,700	609,700
NetEase, Inc. (ADR)	8,546	982,705
Netflix, Inc.*	2,500	1,330,975
Nintendo Co., Ltd.	2,100	1,211,280
		4,134,660
Interactive Media & Services 1.1%
Alphabet, Inc. "A"*	860	1,575,385
Facebook, Inc. “A”*	10,692	2,762,064
Match Group, Inc.*	5,500	769,230
Pinterest, Inc. “A”*	12,414	850,483
Tencent Holdings Ltd. (ADR) (a)	27,735	2,477,013
		8,434,175
Media 0.4%
Charter Communications, Inc. “A”*	1,297	788,005
Comcast Corp. “A”	31,486	1,560,761
Interpublic Group of Companies, Inc.	37,702	907,487
		3,256,253
Wireless Telecommunication Services 0.8%
KDDI Corp.	37,400	1,097,136
SoftBank Corp.	202,900	2,664,832
Vodafone Group PLC	1,043,691	1,787,704
		5,549,672
Consumer Discretionary 5.2%
Auto Components 0.1%
Denso Corp.	18,000	998,890
Automobiles 1.4%
Bayerische Motoren Werke AG	11,895	1,006,640

NIO, Inc. (ADR)*	32,700	1,863,900
Porsche Automobil Holding SE (Preference)	17,501	1,218,026
Tesla, Inc.*	4,900	3,888,297
Toyota Motor Corp.	19,100	1,329,316
Volkswagen AG (Preference)	4,571	864,093
		10,170,272
Diversified Consumer Services 0.1%
GSX Techedu, Inc. (ADR)* (a)	5,800	609,058
Hotels, Restaurants & Leisure 0.7%
Evolution Gaming Group AB 144A	15,498	1,512,549
McDonald's Corp.	3,600	748,224
Restaurant Brands International, Inc.	10,100	582,581
Starbucks Corp.	13,500	1,306,935
Yum! Brands, Inc.	6,200	629,238
		4,779,527
Household Durables 0.5%
Electrolux AB “B” Series B	34,795	850,905
Garmin Ltd.	8,507	977,114
Newell Brands, Inc.	61,500	1,477,230
Sekisui House Ltd.	37,900	732,639
		4,037,888
Internet & Direct Marketing Retail 1.4%
Alibaba Group Holding Ltd. (ADR)*	6,093	1,546,586
Amazon.com, Inc.*	1,317	4,222,566
JD.com, Inc. (ADR)*	22,600	2,004,394
MercadoLibre, Inc.*	500	889,755
Pinduoduo, Inc. (ADR)*	7,500	1,242,825
Wayfair, Inc. “A”* (a)	2,200	599,104
		10,505,230
Multiline Retail 0.4%
Target Corp.	7,907	1,432,511
Wesfarmers Ltd.	32,041	1,331,585
		2,764,096
Specialty Retail 0.6%
Best Buy Co., Inc.	8,700	946,734
Home Depot, Inc.	7,150	1,936,363
Lowe's Companies, Inc.	7,900	1,318,115
		4,201,212
Consumer Staples 4.1%
Beverages 0.5%
Coca-Cola Co.	38,229	1,840,726
PepsiCo, Inc.	13,598	1,857,079
		3,697,805
Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize NV	33,921	970,308
Tesco PLC	400,741	1,311,163
Walgreens Boots Alliance, Inc.	24,298	1,220,975
Walmart, Inc.	9,100	1,278,459
Woolworths Group Ltd.	29,394	914,281
		5,695,186
Food Products 1.0%
Bunge Ltd.	12,900	844,176
General Mills, Inc.	15,703	912,344

Kellogg Co.	12,799	754,373
Kraft Heinz Co.	34,679	1,162,093
Nestle SA (Registered)	15,582	1,747,648
WH Group Ltd. 144A	948,000	768,194
Wilmar International Ltd.	354,700	1,407,261
		7,596,089
Household Products 0.6%
Colgate-Palmolive Co.	7,400	577,200
Kimberly-Clark Corp.	6,222	821,926
Procter & Gamble Co.	14,979	1,920,458
Reckitt Benckiser Group PLC	11,322	963,025
		4,282,609
Personal Products 0.3%
Unilever PLC	30,915	1,798,529
Tobacco 0.9%
Japan Tobacco, Inc.	141,700	2,810,574
Philip Morris International, Inc.	48,965	3,900,062
		6,710,636
Energy 1.2%
Energy Equipment & Services 0.1%
Baker Hughes Co.	36,300	729,267
Oil, Gas & Consumable Fuels 1.1%
Chevron Corp.	12,700	1,082,040
ENEOS Holdings, Inc.	278,300	1,125,880
Kinder Morgan, Inc.	68,300	961,664
Neste Oyj	10,929	770,303
TC Energy Corp.	32,999	1,414,409
TOTAL SE	42,000	1,769,446
Valero Energy Corp.	14,941	843,121
		7,966,863
Financials 8.3%
Banks 4.3%
Banco Bilbao Vizcaya Argentaria SA	224,175	1,023,989
Bank of America Corp.	27,300	809,445
Bank of Montreal	17,600	1,309,178
Bank of Nova Scotia	17,191	916,853
BOC Hong Kong Holdings Ltd.	490,500	1,461,807
Canadian Imperial Bank of Commerce	10,143	864,426
Citizens Financial Group, Inc.	33,299	1,213,416
Commonwealth Bank of Australia	26,180	1,665,520
DBS Group Holdings Ltd.	109,300	2,069,097
Fifth Third Bancorp.	28,900	836,077
Hang Seng Bank Ltd.	67,200	1,212,316
Huntington Bancshares, Inc.	61,200	809,370
JPMorgan Chase & Co.	11,470	1,475,845
KeyCorp.	62,599	1,055,419
Mitsubishi UFJ Financial Group, Inc.	282,600	1,268,341
Mizuho Financial Group, Inc.	141,760	1,865,682
Oversea-Chinese Banking Corp., Ltd.	167,900	1,299,275
PNC Financial Services Group, Inc.	5,300	760,656
Regions Financial Corp.	67,200	1,143,072
Royal Bank of Canada	21,057	1,704,320

Sumitomo Mitsui Financial Group, Inc.	54,100	1,676,715
Toronto-Dominion Bank	33,680	1,908,467
Truist Financial Corp.	16,986	814,988
U.S. Bancorp.	24,300	1,041,255
United Overseas Bank Ltd.	97,800	1,718,006
		31,923,535
Capital Markets 1.3%
3i Group PLC	47,729	725,168
Apollo Global Management, Inc.	31,000	1,424,140
BlackRock, Inc.	1,400	981,764
Blackstone Group, Inc. “A”	11,400	765,966
Franklin Resources, Inc.	40,800	1,072,632
Hong Kong Exchanges & Clearing Ltd.	11,800	754,856
Magellan Financial Group Ltd.	26,955	979,604
Partners Group Holding AG	1,176	1,390,138
T. Rowe Price Group, Inc.	7,400	1,157,952
		9,252,220
Diversified Financial Services 0.1%
ORIX Corp.	65,700	1,055,737
Insurance 2.6%
Admiral Group PLC	25,936	1,024,098
Allianz SE (Registered)	7,140	1,611,471
Fidelity National Financial, Inc.	17,515	635,795
Legal & General Group PLC	272,892	908,694
Manulife Financial Corp.	100,900	1,823,499
Medibank Private Ltd.	380,074	842,767
MetLife, Inc.	17,674	851,003
MS&AD Insurance Group Holdings, Inc.	22,400	643,921
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,911	770,357
NN Group NV	23,406	977,009
Phoenix Group Holdings PLC	141,950	1,312,569
Poste Italiane SpA 144A	89,908	878,458
Prudential Financial, Inc.	22,200	1,737,816
Sampo Oyj “A”	19,836	833,417
Sompo Holdings, Inc.	17,000	676,938
Swiss Re AG	19,104	1,684,201
Zurich Insurance Group AG	4,799	1,914,313
		19,126,326
Health Care 5.9%
Biotechnology 1.0%
AbbVie, Inc.	32,201	3,299,958
Amgen, Inc.	7,621	1,839,938
Gilead Sciences, Inc.	27,285	1,789,896
		6,929,792
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	15,088	1,864,726
Coloplast AS “B”	3,518	526,553
DexCom, Inc.*	1,300	487,305
Medtronic PLC	14,089	1,568,528
		4,447,112
Health Care Providers & Services 0.5%
Cardinal Health, Inc.	17,241	926,359

CVS Health Corp.	18,100	1,296,865
UnitedHealth Group, Inc.	4,681	1,561,488
		3,784,712
Health Care Technology 0.2%
M3, Inc.	10,700	903,033
Veeva Systems, Inc. “A”*	2,100	580,524
		1,483,557
Pharmaceuticals 3.6%
Astellas Pharma, Inc.	49,600	803,493
AstraZeneca PLC	13,598	1,387,729
Bayer AG (Registered)	30,234	1,823,280
Bristol-Myers Squibb Co.	27,948	1,716,846
Chugai Pharmaceutical Co., Ltd.	29,000	1,517,736
Eli Lilly & Co.	9,904	2,059,735
GlaxoSmithKline PLC	78,774	1,460,069
Johnson & Johnson	15,076	2,459,348
Merck & Co., Inc.	27,049	2,084,666
Novartis AG (Registered)	24,515	2,214,545
Novo Nordisk AS “B”	17,031	1,184,990
Orion Oyj “B”	17,645	810,114
Pfizer, Inc.	64,681	2,322,048
Roche Holding AG (Genusschein)	6,719	2,314,332
Sanofi	14,353	1,348,719
Takeda Pharmaceutical Co., Ltd.	31,100	1,098,025
		26,605,675
Industrials 4.0%
Aerospace & Defense 0.4%
BAE Systems PLC	185,245	1,168,891
Lockheed Martin Corp.	2,360	759,495
Raytheon Technologies Corp.	11,884	793,020
		2,721,406
Air Freight & Logistics 0.6%
Deutsche Post AG (Registered)	26,457	1,306,821
FedEx Corp.	4,300	1,011,962
United Parcel Service, Inc. “B”	12,990	2,013,450
		4,332,233
Building Products 0.2%
Johnson Controls International PLC	17,364	865,075
Xinyi Glass Holdings Ltd.	298,000	721,829
		1,586,904
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.	10	47
Construction & Engineering 0.1%
Bouygues SA	22,423	881,383
Electrical Equipment 0.4%
ABB Ltd. (Registered)	37,400	1,100,772
Eaton Corp. PLC	10,120	1,191,124
Emerson Electric Co.	10,181	807,862
		3,099,758
Industrial Conglomerates 0.8%
3M Co.	6,510	1,143,547
CK Hutchison Holdings Ltd.	188,500	1,299,603

Honeywell International, Inc.	5,301	1,035,656
Jardine Matheson Holdings Ltd.	14,900	857,569
Siemens AG (Registered)	7,905	1,226,256
		5,562,631
Machinery 0.2%
Cummins, Inc.	3,413	800,076
Kone Oyj “B”	7,333	576,916
		1,376,992
Professional Services 0.2%
Adecco Group AG (Registered)	14,649	915,175
Thomson Reuters Corp.	8,100	660,478
		1,575,653
Road & Rail 0.2%
Uber Technologies, Inc.*	15,300	779,229
Union Pacific Corp.	5,547	1,095,366
		1,874,595
Trading Companies & Distributors 0.9%
Fastenal Co.	11,900	542,521
ITOCHU Corp.	47,600	1,361,897
Mitsubishi Corp.	72,600	1,834,615
Mitsui & Co., Ltd.	82,600	1,525,749
Sumitomo Corp.	99,900	1,321,782
		6,586,564
Information Technology 13.9%
Communications Equipment 0.4%
Cisco Systems, Inc.	55,583	2,477,890
Telefonaktiebolaget LM Ericsson “B”	68,781	867,105
		3,344,995
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp. “A”	5,300	661,864
Azbil Corp.	14,600	745,642
CDW Corp.	4,800	631,968
Cognex Corp.	8,900	730,957
Corning, Inc.	28,341	1,016,592
Keyence Corp.	1,500	805,257
Murata Manufacturing Co., Ltd.	16,800	1,614,898
TE Connectivity Ltd.	8,838	1,064,095
		7,271,273
IT Services 3.0%
Accenture PLC “A”	7,139	1,727,067
Afterpay Ltd.*	11,617	1,189,020
Automatic Data Processing, Inc.	6,729	1,111,093
Broadridge Financial Solutions, Inc.	4,114	581,349
Fujitsu Ltd.	7,900	1,207,123
GDS Holdings Ltd. (ADR)* (a)	7,000	724,920
Infosys Ltd. (ADR)	93,999	1,586,703
International Business Machines Corp.	19,473	2,319,429
MasterCard, Inc. “A”	3,398	1,074,753
Okta, Inc.*	3,500	906,535
Paychex, Inc.	15,307	1,336,607
PayPal Holdings, Inc.*	8,048	1,885,727
Shopify, Inc. “A”*	1,676	1,827,433
Square, Inc. “A”*	11,549	2,494,122
Twilio, Inc. “A”* (a)	2,400	862,632

Visa, Inc. “A” (a)	2,942	568,542
Western Union Co.	23,382	520,717
		21,923,772
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	12,600	1,079,064
Analog Devices, Inc.	6,748	994,183
Applied Materials, Inc.	8,900	860,452
Broadcom, Inc.	6,779	3,053,939
Enphase Energy, Inc.*	7,400	1,349,390
Intel Corp.	26,370	1,463,799
KLA Corp.	5,183	1,451,603
Lam Research Corp.	2,689	1,301,341
Marvell Technology Group Ltd.	15,200	782,192
NVIDIA Corp.	4,200	2,182,278
QUALCOMM., Inc.	17,600	2,750,528
Skyworks Solutions, Inc.	4,200	710,850
SolarEdge Technologies Inc*	3,100	893,823
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	30,815	3,744,639
Texas Instruments, Inc.	16,535	2,739,684
Tokyo Electron Ltd.	3,100	1,175,406
United Microelectronics Corp. (ADR) (a)	154,300	1,396,415
		27,929,586
Software 2.9%
Adobe, Inc.*	4,047	1,856,642
Autodesk, Inc.*	2,500	693,575
Crowdstrike Holdings, Inc. “A”*	3,900	841,620
DocuSign, Inc.*	4,400	1,024,716
Intuit, Inc.	3,128	1,129,927
Microsoft Corp.	18,673	4,331,389
Oracle Corp.	26,034	1,573,235
Paycom Software, Inc.*	2,301	873,782
salesforce.com, Inc.*	4,973	1,121,710
SAP SE	6,013	764,775
ServiceNow, Inc.*	3,288	1,785,910
Trade Desk, Inc. “A”*	1,800	1,378,782
Workday, Inc. “A”*	3,100	705,343
Zoom Video Communications, Inc. “A”*	5,500	2,046,385
Zscaler, Inc.*	7,900	1,577,630
		21,705,421
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	56,673	7,478,569
Hewlett Packard Enterprise Co.	66,960	826,286
HP, Inc.	76,043	1,850,887
Logitech International SA (Registered)	16,836	1,757,682
NetApp, Inc.	28,023	1,861,848
Samsung Electronics Co., Ltd. (GDR) (Registered)	1,105	2,033,200
Seagate Technology PLC	47,257	3,124,633
Seiko Epson Corp.	81,400	1,383,301
		20,316,406
Materials 3.1%
Chemicals 1.0%
Air Products & Chemicals, Inc.	2,877	767,468
BASF SE	13,055	1,009,030
Dow, Inc.	35,000	1,816,500
Linde PLC	2,396	587,978

LyondellBasell Industries NV “A”	13,899	1,191,978
Nutrien Ltd.	29,900	1,472,612
Sociedad Quimica y Minera de Chile SA (ADR)	18,700	952,578
		7,798,144
Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)	28,619	1,547,233
Containers & Packaging 0.3%
Amcor PLC	87,841	960,981
International Paper Co.	20,823	1,047,605
		2,008,586
Metals & Mining 1.5%
Anglo American PLC	22,773	748,422
B2Gold Corp.	145,500	719,109
BHP Group Ltd.	64,347	2,123,139
BHP Group PLC	56,718	1,552,499
Rio Tinto Ltd.	20,874	1,747,225
Rio Tinto PLC	37,154	2,831,323
Vale SA (ADR)	76,400	1,233,860
		10,955,577
Paper & Forest Products 0.1%
UPM-Kymmene Oyj	22,239	794,505
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITs) 1.2%
Ascendas Real Estate Investment Trust	226,276	522,645
CapitaLand Mall Trust	598,368	960,052
Crown Castle International Corp.	5,146	819,552
Link REIT	100,500	876,566
Medical Properties Trust, Inc.	72,500	1,530,475
Prologis, Inc.	5,412	558,518
Public Storage	2,884	656,456
Realty Income Corp.	9,564	564,850
VICI Properties, Inc.	61,117	1,545,038
WP Carey, Inc.	10,597	703,641
		8,737,793
Real Estate Management & Development 0.4%
New World Development Co., Ltd.	198,000	918,084
Sun Hung Kai Properties Ltd.	66,000	898,018
Wharf Real Estate Investment Co., Ltd.	185,000	977,909
		2,794,011
Utilities 3.2%
Electric Utilities 2.2%
American Electric Power Co., Inc.	9,242	747,770
CLP Holdings Ltd.	59,500	556,385
Duke Energy Corp.	12,277	1,154,038
EDP - Energias de Portugal SA	207,460	1,301,119
Endesa SA	59,877	1,530,428
Enel SpA	161,893	1,603,841
Exelon Corp.	18,489	768,403
Fortum Oyj	77,148	1,872,405
Iberdrola SA	61,987	839,074
NextEra Energy, Inc.	15,088	1,220,167
PPL Corp.	42,675	1,180,817
Red Electrica Corp. SA	49,703	943,680

Southern Co.	20,463	1,205,680
SSE PLC	67,039	1,360,794
		16,284,601
Gas Utilities 0.4%
Naturgy Energy Group SA	50,578	1,307,465
Snam SpA	256,258	1,343,365
		2,650,830
Multi-Utilities 0.6%
Consolidated Edison, Inc.	9,512	673,259
Dominion Energy, Inc	16,535	1,205,236
National Grid PLC	78,361	912,473
Public Service Enterprise Group, Inc.	13,972	788,440
Sempra Energy	5,655	699,863
		4,279,271
Total Common Stocks (Cost $318,998,890)		411,080,111
	Shares	Value ($)

Preferred Stocks 4.7%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,671,000
Financials 3.6%
AGNC Investment Corp., Series C, 7.0%	64,439	1,616,774
Capital One Financial Corp., Series G, 5.2%	100,000	2,579,000
Charles Schwab Corp., Series D, 5.95%	75,000	1,938,000
Citigroup, Inc., Series S, 6.3%	75,000	1,875,750
Fifth Third Bancorp., Series I, 6.625%	75,000	2,091,750
JPMorgan Chase & Co., Series AA, 6.1%	75,000	1,905,000
KeyCorp., Series E, 6.125%	75,000	2,097,750
Morgan Stanley, Series K, 5.85%	75,000	2,145,000
PNC Financial Services Group, Inc., Series P, 6.125%	75,000	1,980,000
Regions Financial Corp., Series B, 6.375%	80,000	2,242,400
The Goldman Sachs Group, Inc., Series J, 5.5%	73,000	1,923,550
Truist Financial Corp., Series H, 5.625%	75,000	1,926,750
Wells Fargo & Co., Series Y, 5.625%	75,000	1,956,000
		26,277,724
Real Estate 0.5%
Kimco Realty Corp., Series L, 5.125%	75,000	1,944,000
Prologis, Inc., Series Q, 8.54%	236	16,910
Simon Property Group, Inc., Series J, 8.375%	17,000	1,189,320
VEREIT, Inc., Series F, 6.7%	26,016	663,668
		3,813,898
Utilities 0.2%
Dominion Energy, Inc., Series A, 5.25%	60,000	1,539,000
Total Preferred Stocks (Cost $34,724,194)		34,301,622

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	26,942

Exchange-Traded Funds 3.2%
SPDR Bloomberg Barclays Convertible Securities ETF (a) (Cost $14,723,946)	276,040	23,350,224

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 20.0%
Communication Services 3.8%
Alibaba Group Holding Ltd., 3.4%, 12/6/2027	1,700,000	1,886,435
America Movil SAB de CV, 4.375%, 4/22/2049	1,700,000	2,117,962
Arches Buyer, Inc., 144A, 4.25%, 6/1/2028	175,000	174,781
AT&T, Inc.:
1.65%, 2/1/2028	290,000	291,556
2.25%, 2/1/2032	510,000	503,005
2.75%, 6/1/2031	755,000	787,984
3.65%, 6/1/2051	560,000	558,030
CCO Holdings LLC:
144A, 4.75%, 3/1/2030	590,000	627,595
144A, 5.875%, 5/1/2027	1,535,000	1,595,249
Charter Communications Operating LLC:
3.7%, 4/1/2051	750,000	736,802
5.05%, 3/30/2029	450,000	538,369
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	890,000	868,506
144A, 4.125%, 12/1/2030	783,000	801,009
Discovery Communications LLC, 144A, 4.0%, 9/15/2055	200,000	214,768
Grupo Televisa SAB, 5.25%, 5/24/2049	1,700,000	2,091,779
Meituan, 144A, 2.125%, 10/28/2025	505,000	514,974
Netflix, Inc.:
4.375%, 11/15/2026 (a)	1,000,000	1,143,450
5.5%, 2/15/2022	1,100,000	1,150,875
5.875%, 11/15/2028	812,000	1,019,060
NortonLifeLock, Inc., 3.95%, 6/15/2022	1,475,000	1,500,812
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	315,000	312,638
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	1,700,000	1,715,333
Tencent Music Entertainment Group, 2.0%, 9/3/2030	602,000	588,898
T-Mobile U.S.A., Inc.:
144A, 2.05%, 2/15/2028	160,000	163,930
144A, 2.25%, 11/15/2031	655,000	653,454
144A, 3.3%, 2/15/2051	700,000	684,282
144A, 3.6%, 11/15/2060	145,000	145,469
144A, 4.375%, 4/15/2040	335,000	392,295
VeriSign, Inc.:
4.625%, 5/1/2023	1,650,000	1,661,847
5.25%, 4/1/2025	1,650,000	1,862,437
Verizon Communications, Inc., 2.65%, 11/20/2040	225,000	218,611
ViacomCBS, Inc., 4.2%, 5/19/2032	310,000	366,747
		27,888,942
Consumer Discretionary 2.0%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	1,300,000	1,326,000
7-Eleven, Inc.:
144A, 0.95%, 2/10/2026 (d)	162,000	161,964
144A, 1.3%, 2/10/2028 (d)	206,000	204,959
144A, 1.8%, 2/10/2031 (d)	819,000	810,962
144A, 2.8%, 2/10/2051 (d)	126,000	124,088
Carnival Corp., 144A, 7.625%, 3/1/2026 (a)	539,000	569,992
Dollar General Corp., 4.125%, 4/3/2050	110,000	132,754
Ford Motor Credit Co. LLC:
3.37%, 11/17/2023	2,200,000	2,246,090

3.375%, 11/13/2025	1,703,000	1,738,678
4.0%, 11/13/2030	236,000	241,459
General Motors Financial Co., Inc., 2.35%, 1/8/2031	700,000	694,419
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032 (d)	1,350,000	1,336,959
144A, 4.0%, 5/1/2031	720,000	739,746
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	2,350,000	2,589,408
PetSmart, Inc., 144A, 4.75%, 2/15/2028 (d)	270,000	270,000
QVC, Inc., 4.75%, 2/15/2027	1,140,000	1,222,222
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029	160,000	164,144
		14,573,844
Consumer Staples 0.5%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026	590,000	594,425
144A, 3.5%, 3/15/2029	290,000	286,375
Altria Group, Inc.:
3.875%, 9/16/2046	90,000	93,567
4.45%, 5/6/2050	210,000	239,110
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	270,000	322,196
4.439%, 10/6/2048	290,000	346,751
5.55%, 1/23/2049	699,000	952,307
BAT Capital Corp., 2.726%, 3/25/2031	335,000	340,266
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050	185,000	211,398
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030	250,000	259,933
		3,646,328
Energy 3.6%
BP Capital Markets America, Inc., 2.939%, 6/4/2051	350,000	336,705
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,000,000	1,157,933
Cheniere Energy Partners LP, 4.5%, 10/1/2029	1,100,000	1,179,222
CNOOC Finance 2013 Ltd., 2.875%, 9/30/2029	1,700,000	1,745,102
Ecopetrol SA, 6.875%, 4/29/2030	1,700,000	2,116,500
Energy Transfer Operating LP, 5.5%, 6/1/2027	1,000,000	1,180,550
Enterprise Products Operating LLC, 4.2%, 1/31/2050	905,000	1,020,017
EQM Midstream Partners LP, 144A, 4.5%, 1/15/2029	415,000	401,720
Hess Corp., 5.8%, 4/1/2047	400,000	492,680
Indigo Natural Resources LLC, 144A, 5.375%, 2/1/2029 (d)	250,000	246,875
Marathon Petroleum Corp., 4.7%, 5/1/2025	635,000	725,362
MPLX LP, 2.65%, 8/15/2030	210,000	214,488
Occidental Petroleum Corp.:
5.5%, 12/1/2025	65,000	67,925
6.125%, 1/1/2031	85,000	93,207
Petrobras Global Finance BV, 5.093%, 1/15/2030	3,700,000	4,062,230
Petroleos Mexicanos, 6.84%, 1/23/2030	3,700,000	3,718,500
Plains All American Pipeline LP, 3.8%, 9/15/2030	300,000	316,913
Saudi Arabian Oil Co.:
144A, 1.625%, 11/24/2025	200,000	203,644
144A, 2.25%, 11/24/2030	3,900,000	3,889,988
REG S, 3.5%, 4/16/2029	1,700,000	1,869,147
Sinopec Group Overseas Development Ltd., REG S, 2.7%, 5/13/2030	1,700,000	1,757,527
		26,796,235
Financials 4.1%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024	1,750,000	1,833,614

4.625%, 10/15/2027 (a)	1,750,000	1,978,565
Air Lease Corp., 3.0%, 2/1/2030	750,000	762,552
Avolon Holdings Funding Ltd.:
144A, 2.75%, 2/21/2028	540,000	527,601
144A, 4.25%, 4/15/2026	240,000	259,910
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	600,000	598,950
Bank of America Corp.:
2.676%, 6/19/2041	330,000	328,885
4.3%, Perpetual (e)	612,000	631,199
Barclays PLC:
2.645%, 6/24/2031	600,000	616,749
2.852%, 5/7/2026	950,000	1,010,917
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,236,000	2,248,969
Blackstone Secured Lending Fund, 144A, 3.625%, 1/15/2026	925,000	951,494
BPCE SA:
144A, 2.277%, 1/20/2032	455,000	456,615
144A, 4.875%, 4/1/2026	1,300,000	1,511,744
Citigroup, Inc.:
2.572%, 6/3/2031	770,000	800,840
4.0%, Perpetual (e)	1,900,000	1,926,125
GE Capital Funding LLC, 144A, 4.4%, 5/15/2030	260,000	300,425
GE Capital International Funding Co., Unlimited Co., 4.418%, 11/15/2035	1,000,000	1,169,089
HSBC Holdings PLC, 4.6%, Perpetual (e)	1,750,000	1,774,063
JAB Holdings BV, 144A, 2.2%, 11/23/2030	250,000	246,925
JPMorgan Chase & Co., 2.956%, 5/13/2031	305,000	325,940
MDGH - GMTN BV, REG S, 3.7%, 11/7/2049	245,000	269,500
Morgan Stanley, 1.794%, 2/13/2032	245,000	241,220
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	200,000	197,885
OneMain Finance Corp., 4.0%, 9/15/2030	160,000	161,400
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	58,000	60,823
REC Ltd.:
144A, 4.75%, 5/19/2023	426,000	452,974
144A, 5.25%, 11/13/2023	570,000	621,807
Societe Generale SA, 144A, 5.375%, Perpetual (e)	1,650,000	1,715,670
Standard Chartered PLC, 144A, 4.75%, Perpetual (e)	540,000	545,508
The Charles Schwab Corp., Series H, 4.0%, Perpetual (e)	890,000	916,700
The Goldman Sachs Group, Inc., Series S, 4.4%, Perpetual (a) (e)	186,000	190,883
Truist Financial Corp., 4.8%, Perpetual (e)	2,000,000	2,086,820
Wells Fargo & Co.:
2.879%, 10/30/2030	770,000	826,314
3.9%, Perpetual (e)	1,545,000	1,545,000
		30,093,675
Health Care 1.6%
AbbVie, Inc., 4.875%, 11/14/2048	450,000	590,730
Bausch Health Companies, Inc., 144A, 5.25%, 2/15/2031	290,000	298,778
Biogen, Inc., 3.15%, 5/1/2050	250,000	250,293
CVS Health Corp.:
1.75%, 8/21/2030	760,000	748,036
2.7%, 8/21/2040	160,000	155,991
4.25%, 4/1/2050	120,000	144,000
5.05%, 3/25/2048	1,000,000	1,304,514
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031	345,000	347,501
Gilead Sciences, Inc., 2.8%, 10/1/2050	260,000	250,536
HCA, Inc.:
4.125%, 6/15/2029	600,000	690,921
5.25%, 6/15/2026	1,000,000	1,180,964

Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	201,634
3.175%, 7/9/2050	380,000	388,232
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	5,400,000	5,151,330
		11,703,460
Industrials 1.3%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	865,000	942,964
Boeing Co.:
2.75%, 2/1/2026	820,000	858,404
4.508%, 5/1/2023	900,000	968,484
4.875%, 5/1/2025	546,000	616,037
5.04%, 5/1/2027	350,000	407,428
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	190,000	202,961
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	219,557
Gartner, Inc., 144A, 3.75%, 10/1/2030	350,000	360,938
General Electric Co.:
3.45%, 5/1/2027	265,000	296,580
3.625%, 5/1/2030	195,000	216,292
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	630,000	642,600
144A, 4.0%, 8/1/2028	900,000	891,405
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026 (d)	175,000	181,453
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	680,000	727,889
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	1,550,000	1,648,813
144A, 6.25%, 1/15/2028	405,000	431,325
		9,613,130
Information Technology 0.6%
Broadcom, Inc.:
144A, 3.5%, 2/15/2041	170,000	171,423
144A, 3.75%, 2/15/2051	80,000	81,707
5.0%, 4/15/2030	410,000	488,217
Crowdstrike Holdings, Inc., 3.0%, 2/15/2029	320,000	323,800
Dell International LLC, 144A, 8.35%, 7/15/2046	350,000	519,532
Open Text Corp., 144A, 3.875%, 2/15/2028	1,100,000	1,124,750
Oracle Corp., 3.6%, 4/1/2050	150,000	166,264
Qorvo, Inc., 144A, 3.375%, 4/1/2031	300,000	306,750
Seagate HDD Cayman:
144A, 3.125%, 7/15/2029	190,000	184,072
144A, 3.375%, 7/15/2031	130,000	126,750
SK Hynix, Inc.:
144A, 1.5%, 1/19/2026	947,000	954,195
144A, 2.375%, 1/19/2031	200,000	201,100
		4,648,560
Materials 0.5%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030	800,000	855,731
Corp. Nacional del Cobre de Chile, 144A, 3.15%, 1/15/2051	200,000	194,883
LYB International Finance III LLC, 3.625%, 4/1/2051	160,000	166,618
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	1,511,000	1,685,520
Nutrition & Biosciences, Inc., 144A, 3.468%, 12/1/2050	342,000	361,978
Reynolds Group Issuer, Inc, 144A, 4.0%, 10/15/2027	240,000	241,428
Valvoline, Inc., 144A, 3.625%, 6/15/2031	110,000	110,412
WRKCo., Inc., 3.0%, 6/15/2033	185,000	201,059
		3,817,629

Real Estate 0.8%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030		310,000	311,657
(REIT), 2.95%, 1/15/2051		180,000	173,492
Equinix, Inc., (REIT), 2.15%, 7/15/2030		193,000	192,469
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028		325,000	341,556
144A, (REIT), 5.25%, 7/15/2030		620,000	658,750
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		1,170,000	1,185,918
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		260,000	265,297
SBA Communications Corp., 144A, (REIT), 3.125%, 2/1/2029		2,000,000	2,001,250
Uniti Group LP, 144A, (REIT), 6.5%, 2/15/2029 (d)		245,000	244,446
VEREIT Operating Partnership LP, (REIT), 2.85%, 12/15/2032		170,000	174,898
Welltower, Inc., (REIT), 2.75%, 1/15/2031		210,000	221,147
			5,770,880
Utilities 1.2%
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030		622,000	669,104
Consolidated Edison Co., 3.95%, 4/1/2050		30,000	35,484
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		854,000	857,543
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		1,425,000	1,578,401
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,035,000	1,101,530
144A, 4.25%, 7/15/2024		1,570,000	1,664,357
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		130,000	129,168
3.3%, 8/1/2040		370,000	361,442
3.5%, 8/1/2050		150,000	143,238
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,989,240
Southern California Edison Co., 2.95%, 2/1/2051		320,000	305,307
			8,834,814
Total Corporate Bonds (Cost $142,549,783)			147,387,497

Asset-Backed 2.9%
Automobile Receivables 2.3%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		4,080,000	4,249,016
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		700,000	718,399
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		1,440,336	1,443,818
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		1,540,000	1,578,151
Hertz Vehicle Financing II LP:
"B", Series 2019-3A, 144A, 3.03%, 12/26/2025		4,400,000	4,414,722
"B", Series 2017-2A, 144A, 4.2%, 10/25/2023		605,000	607,549
Hyundai Auto Receivables Trust, "C", Series 2019-B, 2.4%, 6/15/2026		3,500,000	3,655,174
			16,666,829
Credit Card Receivables 0.6%
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024		4,670,000	4,735,102
Total Asset-Backed (Cost $21,022,139)			21,401,931

Mortgage-Backed Securities Pass-Throughs 4.6%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		2,240	2,244
Federal National Mortgage Association, 2.0%, 2/1/2051 (d)		16,500,000	17,024,370

Government National Mortgage Association:
2.0%, 2/1/2051 (d)	16,500,000	17,124,525
6.5%, 8/20/2034	28,882	34,215
Total Mortgage-Backed Securities Pass-Throughs (Cost $34,187,715)		34,185,354

Commercial Mortgage-Backed Securities 3.7%
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.3%, 1.426% (f), 11/15/2035	700,000	700,877
Citigroup Commercial Mortgage Trust:
"A", Series 2020-555, 144A, 2.647%, 12/10/2041	4,300,000	4,610,994
"C", Series 2019-PRM, 144A, 3.896%, 5/10/2036	2,516,145	2,657,264
"D", Series 2019-PRM, 144A, 4.35%, 5/10/2036	2,625,000	2,750,576
CSMC Mortagage Backed Trust, "B", Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 5.25% (f), 12/15/2035	4,300,000	4,319,121
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.528% (f), 12/25/2024	7,187,644	133,273
"X1P", Series KL05, Interest Only, 0.892% (f), 6/25/2029	28,700,000	1,888,360
"X1", Series K110, Interest Only, 1.698% (f), 4/25/2030	20,683,889	2,745,062
Freddie Mac Multifamily Structured Credit Risk, "M2", Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.836% (f), 1/25/2051	1,098,000	1,165,606
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038	1,962,212	1,232,791
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.427% (f), 12/15/2033	1,255,000	1,248,742
Multifamily Connecticut Avenue Securities Trust, "M7", Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.83% (f), 10/15/2049	1,893,144	1,881,004
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 1.526% (f), 12/15/2035	2,000,000	1,999,960
Total Commercial Mortgage-Backed Securities (Cost $27,490,994)		27,333,630

Collateralized Mortgage Obligations 3.5%
Connecticut Avenue Securities Trust:
"1M2", Series 2020-R01, 144A, 1-month USD-LIBOR + 2.05%, 2.18% (f), 1/25/2040	1,500,000	1,500,468
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.28% (f), 9/25/2031	524,428	525,662
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.43% (f), 8/25/2031	813,945	815,882
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.13% (f), 3/25/2031	585,834	586,478
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.15%, 2.28% (f), 10/25/2030	737,381	738,076
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.38% (f), 7/25/2030	1,163,072	1,169,006
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.48% (f), 1/25/2031	1,884,647	1,894,986
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040	1,960,336	298,034
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033	226,080	42,519
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 1.98% (f), 2/25/2050	5,400,000	5,386,482
"M2", Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 2.198% (f), 7/25/2049	1,366,332	1,366,331
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.58% (f), 3/25/2049	2,145,822	2,155,910
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.5%, 2.63% (f), 3/25/2030	1,000,000	1,017,849
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.78% (f), 1/25/2049	319,210	321,996
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	440,006	26,893
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039	422,373	84,015

"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		399,936	77,957
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		281,350	49,194
JPMorgan Mortgage Trust:
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 1.048% (f), 5/25/2050		1,079,028	1,087,559
"AM", Series 2016-3, 144A, 3.342% (f), 10/25/2046		2,523,597	2,557,100
New Residential Mortgage Loan Trust:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		1,682,451	1,694,312
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		499,402	504,478
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.23% (f), 9/25/2048		1,945,946	1,948,578
Total Collateralized Mortgage Obligations (Cost $25,429,129)			25,849,765

Government & Agency Obligations 2.0%
Sovereign Bonds
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030		471,000	487,485
Brazilian Government International Bond, 3.875%, 6/12/2030		947,000	974,226
Colombia Government International Bond, 3.125%, 4/15/2031 (a)		525,000	542,330
Indonesia Government International Bond:
2.85% , 2/14/2030 (a)		3,700,000	3,943,538
3.85% , 10/15/2030		1,700,000	1,963,959
Mexico Government International Bond, 3.75%, 4/19/2071		312,000	292,032
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		883,000	922,850
Philippine Government International Bond, 2.457%, 5/5/2030		3,700,000	3,942,660
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	1,555,000	1,948,852
Total Government & Agency Obligations (Cost $14,951,805)			15,017,932

Loan Participations and Assignments 0.4%
Senior Loans (f)
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.75%, 1.88%, 6/22/2026		1,389,236	1,382,289
TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.25%, 2.371%, 12/9/2025		1,252,214	1,233,431
Total Loan Participations and Assignments (Cost $2,643,330)			2,615,720

Short-Term U.S. Treasury Obligations 1.5%
U.S. Treasury Bills:
0.101% (g), 8/12/2021		1,100,000	1,099,589
0.125% (g), 8/12/2021		600,000	599,776
0.142% (g), 6/17/2021 (h)		9,300,000	9,297,365
Total Short-Term U.S. Treasury Obligations (Cost $10,994,023)			10,996,730
	Shares	Value ($)

Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (i) (j) (Cost $16,238,015)	16,238,015	16,238,015

Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.05% (i) (Cost $18,102,025)	18,102,025	18,102,025

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $682,146,197)	107.1	787,887,498
Other Assets and Liabilities, Net	(7.1)	(51,955,186)
Net Assets	100.0	735,932,312

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (i) (j)
30,951,654	—	14,713,639 (k)	—	—	5,251	—	16,238,015	16,238,015
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.05% (i)
14,672,645	99,661,444	96,232,064	—	—	3,145	—	18,102,025	18,102,025
45,624,299	99,661,444	110,945,703	—	—	8,396	—	34,340,040	34,340,040
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2021 amounted to $15,678,411, which is 2.1% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Perpetual, callable security with no stated maturity date.
(f)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At January 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended January 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
EURIBOR: Euro Interbank Offered Rate
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: Stated Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At January 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
3 Month Euro Euribor Interest Rate	EUR	12/13/2021	10	3,050,420	3,051,167	747
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	12/13/2021	11	3,111,071	3,111,676	605
3 Month Euroyen	JPY	12/13/2021	13	3,104,218	3,104,635	417
3 Month Sterling (Short Sterling) Interest Rate	GBP	12/15/2021	18	3,082,701	3,084,688	1,987
90 Day Eurodollar Time Deposit	USD	12/13/2021	12	2,992,200	2,994,000	1,800
ASX 90 Day Bank Accepted Bills	AUD	12/9/2021	17	12,989,428	12,990,652	1,224
Euro Stoxx 50 Index	EUR	3/19/2021	88	3,873,426	3,714,238	(159,188)
MSCI E-Mini Emerging Market Index	USD	3/19/2021	514	32,843,613	34,080,770	1,237,157
Ultra Long U.S. Treasury Bond	USD	3/22/2021	85	18,016,989	17,401,094	(615,895)
Total net unrealized appreciation						468,854
At January 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2021	259	35,425,678	35,491,094	(65,416)
5 Year U.S. Treasury Note	USD	3/31/2021	106	13,340,832	13,342,750	(1,918)
S&P 500 E-Mini Index	USD	3/19/2021	25	4,696,354	4,631,500	64,854
TOPIX Index	JPY	3/11/2021	56	9,404,272	9,644,756	(240,484)
Ultra 10 Year U.S. Treasury Note	USD	3/22/2021	215	33,028,823	33,073,047	(44,224)
Total net unrealized depreciation						(287,188)

At January 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	4,700,000	USD	5,519,605	2/26/2021	(184,441)	Bank of America, N.A.
Currency Abbreviation(s)

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$22,369,818	$17,618,300	$—	$39,988,118
Consumer Discretionary	28,221,530	9,844,643	—	38,066,173
Consumer Staples	17,089,871	12,690,983	—	29,780,854
Energy	5,030,501	3,665,629	—	8,696,130
Financials	27,113,354	34,244,464	—	61,357,818
Health Care	25,858,230	17,392,618	—	43,250,848
Industrials	13,498,908	16,099,258	—	29,598,166
Information Technology	90,981,244	11,510,209	—	102,491,453
Materials	10,750,669	12,353,376	—	23,104,045
Real Estate	6,378,530	5,153,274	—	11,531,804
Utilities	9,643,673	13,571,029	—	23,214,702
Preferred Stocks	34,301,622	—	—	34,301,622
Warrants	—	—	26,942	26,942
Exchange-Traded Funds	23,350,224	—	—	23,350,224
Corporate Bonds	—	147,387,497	—	147,387,497
Asset-Backed	—	21,401,931	—	21,401,931
Mortgage-Backed Securities Pass-Throughs	—	34,185,354	—	34,185,354
Commercial Mortgage-Backed Securities	—	27,333,630	—	27,333,630
Collateralized Mortgage Obligations	—	25,849,765	—	25,849,765
Government & Agency Obligations	—	15,017,932	—	15,017,932
Loan Participations and Assignments	—	2,615,720	—	2,615,720
Short-Term U.S. Treasury Obligations	—	10,996,730	—	10,996,730
Short-Term Investments (a)	34,340,040	—	—	34,340,040
Derivatives (b)
Futures Contracts	1,308,791	—	—	1,308,791
Total	$350,237,005	$438,932,342	$26,942	$789,196,289
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,127,125)	$—	$—	$(1,127,125)
Forward Foreign Currency Contracts	—	(184,441)	—	(184,441)
Total	$(1,127,125)	$(184,441)	$—	$(1,311,566)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized depreciation of the Fund's derivative instruments as of January 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$ —	$ 902,339
Interest Rate Contracts	$ —	$ (720,673)
Foreign Exchange Contracts	$ (184,441)	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closedend funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGIBF-PH1
R-080548-1 (1/23)